Non-controlling interests - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	May 08, 2020	May 07, 2020
Disclosure Of Information About Consolidated Structured Entities [Line Items]
Dividends paid to minority interest	$ 20,515
New Guards
Disclosure Of Information About Consolidated Structured Entities [Line Items]
Dividends paid to minority interest	20,500
Curiosity China
Disclosure Of Information About Consolidated Structured Entities [Line Items]
Percentage of voting equity interests acquired		81.00%	78.00%
Dividends paid to minority interest	$ 0